CONVERTIBLE DEBENTURES (Details) - Lewis and Clark Pharmaceuticals, Inc. [Member]	Dec. 31, 2016 USD ($)
Year ending December 31, 2018	$ 291,000
Year ending December 31, 2019	989,000
Long term debt	$ 1,280,000